37. Commitments	12 Months Ended
Dec. 31, 2018
Commitments
Commitments

Commitments related to long-term contracts not yet incurred, and therefore not recognized in the financial statements, are as follows:

	12.31.2018	12.31.2017
Energy purchase and transportation contracts	140,638,024	118,588,046
Additions to property, plant and equipment
Construction of transmission grid and substations	214,086	292,601
Construction of HPP Colíder power plant	36,303	42,653
Construction of HPP Baixo Iguaçu	202,668	193,156
Construction of Cutia wind farm	40,392	701,191
Telecommunications works	115,710	131,557
Acquisition of assets for electricity distribution	528,109	161,337
Gas purchase contracts	1,339,848	2,346,046